UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment:    ; Amendment Number:
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:


Crystal Smolinski             San Francisco, CA        November 2,2007


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      51

Form 13F Information Table Value Total:      211,071 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER          TITLE CUSIP       VALUE     SHARES        INV.   OTHER   VOTING
                        OF                X1000                   DISC.  MGR      AUTH
                        CLASS
                                                                                SOLE

Alliancebernstein Hldg  cs    011881G106  433       4915      SH  Sole          4915
American Standard       cs    29712106    8581      240915    SH  Sole          240915
American Tower Corp     cs    29912201    13574     311765    SH  Sole          311765
Amgen Incorporated      cs    31162100    7874      139183    SH  Sole          139183
Apache                  cs    37411105    246       2729      SH  Sole          2729
Apple Computer          cs    37833100    230       1500      SH  Sole          1500
Arch Capital            cs    G0450A105   12692     170562    SH  Sole          170562
Bank of America         cs    60505104    436       8678      SH  Sole          8678
Berkshire Hathaway B    cs    84670207    6323      1600      SH  Sole          1600
Boardwalk Pipeline      cs    96627104    894       29200     SH  Sole          29200
Partners
Brookdale Senior        cs    112463104   6189      155455    SH  Sole          155455
Living
Burlington Northern     cs    12189T104   5460      67265     SH  Sole          67265
Santa Fe
Camden Property Trust   cs    133131102   204       3178      SH  Sole          3178
SBI
CapitalSource Inc       cs    14055X102   14779     730203    SH  Sole          730203
Chesapeake Energy       cs    165167107   10788     305968    SH  Sole          305968
Corp.
ChevronTexaco Corp      cs    166764100   458       4894      SH  Sole          4894
Cisco Systems Inc.      cs    17245R102   5032      151896    SH  Sole          151896
Comcast Corp Cl A       cs    20030N200   8777      366320    SH  Sole          366320
Special New
ConocoPhillips          cs    20825C104   1122      12786     SH  Sole          12786
Crown Castle Int'l      cs    228227104   7179      176700    SH  Sole          176700
Corp
DCP Midstream Partners  cs    23311P100   572       13300     SH  Sole          13300
DST Systems             cs    233326107   6376      74305     SH  Sole          74305
DTS Inc                 cs    23335C101   7375      242843    SH  Sole          242843
Duke Energy Corp        cs    26441C105   194       10400     SH  Sole          10400
Emerson Electric Co     cs    291011104   314       5891      SH  Sole          5891
Enterprise Prod         cs    293792107   726       24000     SH  Sole          24000
Partners LP
Exterran Holdings Inc   cs    30225X103   9255      115202    SH  Sole          115202
Exxon Mobil Corp        cs    30231G102   2207      23848     SH  Sole          23848
Fiduciary Claymor MLP   cs    31647Q106   751       32864     SH  Sole          32864
OPPty
Gastar Exploration Ltd  cs    367299104   660       455240    SH  Sole          455240
General Electric        cs    369604103   12903     311660    SH  Sole          311660
Honeywell               cs    438516106   208       3500      SH  Sole          3500
International Corp
International Business  cs    459200101   334       2832      SH  Sole          2832
Machines
ITT Corp                cs    450911102   204       3000      SH  Sole          3000
Johnson & Johnson       cs    478160104   1188      18089     SH  Sole          18089
Common
Jp Morgan Chase         cs    46625H1005  445       9707      SH  Sole          9707
Microsoft Inc           cs    594918104   6673      226512    SH  Sole          226512
Pepsico Inc             cs    713448108   566       7725      SH  Sole          7725
Presstek Inc            cs    741113104   5050      805486    SH  Sole          805486
Procter & Gamble Co     cs    742718109   711       10101     SH  Sole          10101
Safeguard Hlth Ent New  cs    786444208   550       141       SH  Sole          141
Schlumberger            cs    806857108   1512      14400     SH  Sole          14400
SunCor                  cs    8672291066  6553      69118     SH  Sole          69118
Southern Union Co       cs    844030106   7333      235725    SH  Sole          235725
Texas Industries        cs    882491103   6453      82200     SH  Sole          82200
United Technologies     cs    913017109   316       3923      SH  Sole          3923
Corp
Verisign                cs    92343 E102  9955      295055    SH  Sole          295055
Wells Fargo & Co. Inc.  cs    949746101   806       22616     SH  Sole          22616
Cl A New
White Mountains         cs    GN618E107   7480      14392     SH  Sole          14392
Insurance
William Partners LTD    cs    46950F104   785       19000     SH  Sole          19000
Williams Companies      cs    969457100   1345      39500     SH  Sole          39500


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